Share-based payment arrangements - ESAP (Details 3) - ESAP $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015 SFr / shares $ / shares shares	Dec. 31, 2015 $ / shares shares	Dec. 31, 2014 SFr / shares shares	Dec. 31, 2014 $ / shares shares	Dec. 31, 2013 USD ($) SFr / shares shares	Dec. 31, 2013 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award
Length of each savings period under the employee share acquisition plan (ESAP)	12 months	12 months
Number of ABB Ltd shares representing each ADS in the United States | $ / shares	1	1
Contractual term	1 year	1 year
Time period of interest rate used as the basis for the risk-free rate	1 year	1 year
Expected volatility (as a percent)	20.00%	20.00%	18.00%	18.00%	20.00%	20.00%
Dividend yield (as a percent)	3.90%	3.90%	3.10%	3.10%	2.80%	2.80%
Expected term	1 year	1 year	1 year	1 year	1 year	1 year
Risk-free interest rate (as a percent)	(0.80%)	(0.80%)	(0.10%)	(0.10%)
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning	3,900,000	3,900,000
Number of shares Granted	3,700,000	3,700,000
Number of shares Forfeited	(300,000)	(300,000)
Number of shares not exercised (savings returned plus interest)	(3,600,000)	(3,600,000)
Number of shares outstanding at end	3,700,000	3,700,000	3,900,000	3,900,000
Number of shares vested and expected to vest	3,600,000	3,600,000
Weighted-average exercise price at beginning of period (in Swiss francs per share) | SFr / shares	20.97
Exercise prices per ADS (in Swiss francs or USD per share) | (per share)	SFr 18.78	$ 19.10	SFr 20.97	$ 21.81	SFr 20.82	$ 22.92
Stated exercise prices per ADS (in Swiss francs or USD per share) | (per share)					SFr 22.90	$ 25.21
Number of ABB Ltd shares the exercise price of which has been reduced					10	10
Number of ABB Ltd shares delivered on every ten shares bought through exercise of the options					1	1
Weighted average exercise price, Forfeited (in Swiss francs per share) | SFr / shares	20.96
Weighted-average exercise price, Not exercised (savings returned plus interest) (in Swiss francs per share) | SFr / shares	20.97
Weighted-average exercise price at end of period (in Swiss francs per share) | SFr / shares	18.78		20.97
Weighted-average exercise price of shares Vested and expected to vest at end of period (in Swiss francs per share) | SFr / shares	18.78
Weighted-average remaining contractual term of ESAP	9 months 18 days	9 months 18 days
Weighted-average remaining contractual term of ESAP, Vested and expected to vest	9 months 18 days	9 months 18 days
Aggregate intrinsic value of ESAP | $					SFr 24	$ 24
Weighted-average grant-date fair value (per option) | SFr / shares	1.07		1.19		2.79